CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash used in operations		$ 1,037	$ 1,179	$ 991
Interest paid		(296)	(417)	(414)
Income tax paid		(49)	(64)	(97)
Net cash from operating activities - continuing operations		692	698	480
Net cash from operating activities - discontinued operation	[1]		141	375
Net cash from/(used in) operating activities		692	839	855
Cash flows from investing activities
Purchase of property, plant and equipment		(532)	(498)	(465)
Purchase of intangible assets		(12)	(10)	(12)
Proceeds from disposal of property, plant and equipment		1	3	10
Other non-current asset investing cash flows		(3)
Investing cash flows used in continuing operations		(546)	(505)	(467)
Proceeds from disposal of discontinued operation, net of cash disposed of		32	2,539
Investing cash flows used in discontinued operation			(107)	(108)
Net cash (used in)/from investing activities		(514)	1,927	(575)
Cash flows from financing activities
Proceeds from borrowings		4,068	1,806	110
Repayment of borrowings		(3,261)	(4,088)	(442)
Early redemption premium paid		(61)	(165)	(7)
Deferred debt issue costs paid		(39)	(14)	(5)
Lease payments		(93)	(78)	(4)
Dividends paid		(139)	(132)	(132)
Consideration received/(paid) on extinguishment of derivative financial instruments			9	(44)
Financing cash flows from continuing operations		475	(2,662)	(524)
Financing cash flows from discontinued operation				3
Net cash (outflow)/inflow from financing activities		475	(2,662)	(521)
Net increase/(decrease) in cash and cash equivalents		653	104	(241)
Cash and cash equivalents at the beginning of the year		614	530	784
Exchange (losses)/gains on cash and cash equivalents			(20)	(13)
Cash and cash equivalents at the end of the year		$ 1,267	$ 614	$ 530

[1]	(i) Operating cash flows for discontinued operation for the year ended December 31, 2019, include interest and income tax payments of $6 million and $15 million respectively (2018: $2 million and $8 million).